Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

13.                               Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at December 31, 2011 and December 31, 2010 consisted of the following:

	December 31, 2011	December 31, 2010
Trade payables	$2,945,096	$970,114
Machinery and equipment payables	4,094,238	1,303,361
Payable on acquisition of Changping assets	5,030,513	2,655,379
Accrued expenses	4,119,443	6,964,825
Value added tax payable	911,286	142,556
Other tax payable	536,735	331,295
Withholding personal income tax	1,201,628	1,109,318
Bonus and benefit payables	5,759,425	5,478,793
Other payables	4,924,131	3,135,549
Total	$29,522,495	$22,091,190

In February 2010, Sinovac Beijing purchased the facility located in Changping District, Beijing, China for $19.42 million (RMB123.6 million). To finance the acquisition, Sinovac Beijing entered into a loan agreement with China Construction Bank to borrow total RMB 90 million on February 10, 2010 (note 9). As of December 31, 2011, Sinovac Beijing made total payments of $14.16 million (RMB 90.1 million). The balance of the payable will be repaid in one payment of RMB 10 million on June 30, 2012 and one payment of RMB 23.5 million on December 31, 2012. The payable was discounted at a rate of 5.40%. Accretion expense in the amount of $377,410 (2010 - $117,064, 2009 - $nil) was included in interest and financing expenses.